STOCKHOLDERS' EQUITY (DEFICIT) (Stock Option Activity) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 12, 2016	Dec. 31, 2015	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014
2014 Stock Incentive Plan [Member]
Awarded stock options						$ 200,000
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Awarded stock options					$ 980,000
Common stock, per share value					$ 0.20
Stock Options [Member]
Awarded stock options			$ 1,050,000
Stock options	6,637,500	3,680,000		600,000
Fair value of options			612,512				417,664
Weighted-average remaining contractual life for stock options outstanding and exercisable	8 years 8 months 12 days
Aggregate intrinsic value of options outstanding and exercisable	$ 0